Stock-based Compensation (Details) - Summary of Restricted Stock Options Activity - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs, Granted	50,000
RSUs, Forfeited	(214,000)	(113,000)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs, Outstanding	51,000	4,000
RSUs, Granted	105,000	50,000
RSUs, Forfeited		(1,000)
Weighted-Average Grant Date Fair Value, Converted to common stock		(2,000)
RSUs, Outstanding	156,000	51,000
RSUs, Vested and convertible to common stock	56,000
Weighted-Average Grant Date Fair Value, Outstanding	$ 2.4	$ 21.4
Weighted-Average Grant Date Fair Value, Granted	3.49	1.99
Weighted-Average Grant Date Fair Value, Forfeited		21.63
Weighted-Average Grant Date Fair Value, Converted to common stock		21.32
Weighted-Average Grant Date Fair Value, Outstanding	3.08	$ 2.4
Weighted-Average Grant Date Fair Value, Vested and convertible to common stock	$ 2.65